Contract Assets - Schedule of Net of Allowance for Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Net of Allowance for Credit Loss [Abstract]
Balance at beginning of the year	$ 2,262,130	$ 1,853,616
Increase as a result of changes in progress of ongoing projects	1,600,285	418,001
Reclassified to accounts receivable as payment becomes unconditional	(525,864)	(9,487)
Balance at end of the year	$ 3,336,551	$ 2,262,130